Shareholders' equity - Share Capital - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 25, 2025 shares	Jun. 30, 2025 USD ($) shares $ / shares	Jun. 30, 2024 USD ($) shares $ / shares	Mar. 17, 2025 shares	Jun. 30, 2023 shares
Business combinations
Common shares issued for options exercised (in shares)		0	0
Common shares issued for options exercised | $		$ 0	$ 0
Charge from contributed surplus to share capital | $		$ 0	$ 0
Common shares issued for RSU exercised (in shares)		362,492	301,792
Number of shares purchased (in shares)		514,486	0
Number of shares outstanding (in shares)		33,262,910	33,340,159		33,038,367
Purchase of common shares, average price per share | $ / shares		$ 5.56	$ 0
Total consideration | $		$ 2,859	$ 0
Number of common shares settled (in shares)		507,357	0
Reduction of issued capital | $		$ 2,872	$ 0
Reduction of issued capital, paid in cash | $		2,835
Reduction of issued capital, recorded in accounts payable and accrued liabilities | $		$ 37
Number of common shares settled and cancelled (in shares)		439,741	0
RSU
Business combinations
Common shares issued for RSU exercised (in shares)		362,492	301,792
Charge for awards exercised | $		$ 2,012	$ 1,062
within 12 months
Business combinations
Percentage of total number of shares outstanding	5.00%
Number of shares outstanding (in shares)				33,594,409
within 12 months | Maximum
Business combinations
Number of shares purchased (in shares)	1,679,720